Cover	Sep. 09, 2026
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0002119469
Document Period End Date	Sep. 09, 2026
Amendment Description	1
Document Type	S-6
Entity Registrant Name	Guggenheim Defined Portfolios, Series 2623
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust will invest at least 80% of the value of its assets in closed-end investment companies (“Closed-End Funds”) and shares of exchange-traded funds (“ETFs”) that invest substantially all of their assets in California municipal bonds, the income from which is exempt from regular federal and California state income taxes. The trust contains common shares of Closed-End Funds and ETFs, the majority of which contain portfolios that invest substantially all of their assets in California municipal bonds, which are rated investment-grade by at least one nationally recognized statistical rating organization.